Contingencies And Other Disclosures (Narrative I) (Details) (USD $)	12 Months Ended			32 Months Ended	12 Months Ended
	Dec. 31, 2014 number	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2008	Dec. 31, 2007 number	Dec. 25, 2014
Loss Contingencies [Line Items]
Subservicer expenditure reimbursement amount disputed	$ 34,900,000
Stated percentage of voting rights	25.00%
Estimated Litigation Liability	56,200,000
Number of GSEs to which conventional conforming single-family mortgage loans were predominately sold to	2
Number of years of the subservicing arrangement				3 years
Percent Of Repurchase Make Whole Claims Related To Private Whole Loan Sales	45.00%
Litigation And Regulatory Matters	(2,720,000)	63,654,000	33,313,000
Professional Fees	44,205,000	53,359,000	38,750,000
Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Investment in proprietary securitizations subject to indemnifications	331,400,000
Investment in proprietary securitizations subject to lawsuits	225,700,000
Debit Transaction Sequencing Matter [Member]
Loss Contingencies [Line Items]
Actual damages sought by plaintiff	5,000,000
Federal Home Loan Bank San Francisco [Member]
Loss Contingencies [Line Items]
Original combined certificate balances of investments subject to subpoena						501,100,000
Current combined certificate balances of investments subject to subpoena						137,800,000
F H Proprietary Securitization [Member]
Loss Contingencies [Line Items]
Number of securitization trusts inactive					80
Remaining balance in mortgage loans	6,100,000,000
Federal Home Loan Bank Of Atlanta [Member]
Loss Contingencies [Line Items]
Original combined certificate balances of investments subject to subpoena						56,100,000
Current combined certificate balances of investments subject to subpoena						6,700,000
FHA Insured
Loss Contingencies [Line Items]
Number Of Loans Originated From 2006 to 2008 Divestiture Of The National Mortgage Platform				47,817
Amount Of Loans Originated From 2006 to 2008 Divestiture Of The National Mortgage Platform				8,200,000,000
Alternative Mortgage Loans [Member] | F H Proprietary Securitization [Member]
Loss Contingencies [Line Items]
Remaining balance in mortgage loans	4,200,000,000
Jumbo Mortgage Loans [Member] | F H Proprietary Securitization [Member]
Loss Contingencies [Line Items]
Remaining balance in mortgage loans	1,900,000,000
Maximum
Loss Contingencies [Line Items]
Estimated reasonably possible losses in excess of currently established liabilities	120,000,000
Minimum
Loss Contingencies [Line Items]
Estimated reasonably possible losses in excess of currently established liabilities	0
Investments | Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Ending certificate balance of the investments subject to lawsuits						$ 195,700,000
Investments percentage performing						85.00%
Cumulative losses on investments, percentage of unpaid balance						6.00%